Loans - Schedule of Future Maturities of Long-Term Bank Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Maturities of Long-Term Bank Loans [Abstract]
2026	$ 371,665
2027	2,873,255
2028	1,772,555
Total	$ 5,017,475